INCOME TAXES - Significant components of the Company's deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Operating loss carryforwards	$ 7,775,000	$ 6,600,000
Research and development tax credit	850,000	700,000
Other	325,000	700,000
Total deferred tax assets	8,950,000	8,000,000
Deferred tax liability:
Intangibles	(300,000)	(250,000)
Total deferred tax liabilities	(300,000)	(250,000)
Net deferred tax assets before valuation allowance	8,650,000	7,750,000
Valuation allowance	$ (8,650,000)	$ (7,750,000)